SEGMENTED INFORMATION - Revenue By Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 54,910	$ 36,958
Customer 1
Disclosure of operating segments [line items]
Revenue	15,313	22,280
Customer 2
Disclosure of operating segments [line items]
Revenue	13,840	14,678
Customer 3
Disclosure of operating segments [line items]
Revenue	12,849	0
Customer 4
Disclosure of operating segments [line items]
Revenue	10,973	0
Customer 5
Disclosure of operating segments [line items]
Revenue	1,694	0
Customer 6
Disclosure of operating segments [line items]
Revenue	$ 241	$ 0